Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.69202%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,331,755.01

Principal:
Principal Collections	$16,659,204.14
Prepayments in Full	$8,035,724.05
Liquidation Proceeds	$338,063.22
Recoveries	$139,034.82
Sub Total	$25,172,026.23
Collections	$27,503,781.24

Purchase Amounts:
Purchase Amounts Related to Principal	$94,326.31
Purchase Amounts Related to Interest	$507.54
Sub Total	$94,833.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,598,615.09

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,598,615.09
Servicing Fee	$464,923.14	$464,923.14	$0.00	$0.00	$27,133,691.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,133,691.95
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,133,691.95
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,133,691.95
Interest - Class A-3 Notes	$1,639,431.05	$1,639,431.05	$0.00	$0.00	$25,494,260.90
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$25,208,323.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,208,323.40
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$25,013,226.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,013,226.40
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$24,873,617.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,873,617.23
Regular Principal Payment	$22,683,379.67	$22,683,379.67	$0.00	$0.00	$2,190,237.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,190,237.56
Residual Released to Depositor	$0.00	$2,190,237.56	$0.00	$0.00	$0.00
Total		$27,598,615.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,683,379.67
Total					$22,683,379.67

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,683,379.67	$49.18	$1,639,431.05	$3.55	$24,322,810.72	$52.73
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$22,683,379.67	$17.24	$2,260,074.72	$1.72	$24,943,454.39	$18.96

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$355,753,573.90	0.7712815	$333,070,194.23	0.7221034
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$484,033,573.90	0.3678682	$461,350,194.23	0.3506287

Pool Information
Weighted Average APR	5.454%	5.480%
Weighted Average Remaining Term	37.98	37.28
Number of Receivables Outstanding	23,395	22,820
Pool Balance	$557,907,767.34	$532,483,275.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$515,428,483.02	$492,363,735.97
Pool Factor	0.3865287	0.3689141

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$40,119,539.62
Targeted Overcollateralization Amount	$71,133,081.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,133,081.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$297,174.03
(Recoveries)		53	$139,034.82
Net Loss for Current Collection Period			$158,139.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3401%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5753%
Second Prior Collection Period			0.8671%
Prior Collection Period			1.0862%
Current Collection Period			0.3481%
Four Month Average (Current and Prior Three Collection Periods)			0.7191%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,685	$8,983,404.37
(Cumulative Recoveries)			$1,090,875.93
Cumulative Net Loss for All Collection Periods			$7,892,528.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5468%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,331.40
Average Net Loss for Receivables that have experienced a Realized Loss			$4,683.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	194	$6,420,153.65
61-90 Days Delinquent	0.33%	49	$1,732,222.08
91-120 Days Delinquent	0.05%	8	$265,831.45
Over 120 Days Delinquent	0.07%	8	$350,437.79
Total Delinquent Receivables	1.65%	259	$8,768,644.97

Repossession Inventory:
Repossessed in the Current Collection Period		16	$702,770.75
Total Repossessed Inventory		26	$1,090,259.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2162%
Prior Collection Period			0.1966%
Current Collection Period			0.2848%
Three Month Average			0.2325%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4410%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	74	$2,440,666.12
2 Months Extended	105	$3,554,652.89
3+ Months Extended	19	$721,475.24

Total Receivables Extended	198	$6,716,794.25
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer